Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies
16.      Commitments and Contingencies

From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any claim or contingent liability, which is reasonably possible and should be disclosed, other than the case with Hull DY4050 and DY4052 described below, or probable and for which a provision should be established in the accompanying financial statements.

 In December 2013, the Company agreed to acquire shipbuilding contracts for two Ultramax newbuilding drybulk carriers from Allseas (Hull numbers DY4050 and DY4052). The Ultramax newbuildings were under construction at Yangzhou Dayang Shipbuilding Co. Ltd., or Dayang. The acquisition cost of these two newbuildings was $28,250,000 per vessel, or $56,500,000 in the aggregate. In February 2014, the Company paid the first installment of $5,592,661 per vessel. Upon commencement of the steel cutting of each vessel in the second quarter of 2014, the Company paid the second installment of $3,884,530 per vessel. The balance of the contract price, or $18,772,809 per vessel, would be payable upon the delivery of each vessel.

The Company did not take delivery of the newbuilding with Hull number DY4050 that was scheduled to be delivered in the fourth quarter of 2015. On April 28, 2016, Dayang served the Company fourteen days notice of delivery for the newbuilding with Hull number DY4050 for delivery on May 12, 2016 and as per the terms of the contract Dayang resent the fourteen days notice for vessel's delivery on May 23, 2016. The Company's current financial position does not allow the Company to take delivery of the newbuilding vessel, which constitutes an event of default, resulting in a claim of more than approximately $18,000,000 against the owning company of Hull number DY4050 in respect of the third (delivery) instalment, interest and costs.

Furthermore, in January 2016, the Company sent to Dayang notices for the cancellation of the newbuilding with Hull number DY4052 that was scheduled to be delivered at the end of December 2015. Dayang rejected such cancellation notices and arbitration proceedings have been commenced in London. If the Company is not successful in the arbitration proceedings Dayang would potentially have a claim of more than approximately $18,000,000 against the owning company of Hull number DY4052 (excluding legal costs which are estimated to exceed $1,000,000). The Company is considering ways to resolve the issues relating to these newbuilding disputes.

Rental Expense

In relation to the rental agreement with Granitis as discussed in Note 4, fixed future minimum non-cancelable rent commitments as of December 31, 2015, based on the Euro/U.S. dollar exchange rate of €1.0000:$1.0887 as of December 31, 2015, amount to:

For the year ending	Amount
December 31, 2016	39,914
December 31, 2017	29,935
Total	$69,849

Charter Hire

Future minimum charter hire receipts, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2015, net of commissions are:

For the year ending	Amount
December 31, 2016	$620,879
Total	$620,879

Charter hires are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated off-hire time of 18 days to perform any scheduled dry-docking on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

Newbuildings

Future newbuilding installments based on the non-cancelable newbuilding contracts as of December 31, 2015 are:

For the year ending	Amount
December 31, 2016	$64,155,000
Total	$64,155,000